Revenue and government financing for research expenditures - Additional Information (Details) € in Thousands, $ in Thousands															1 Months Ended										6 Months Ended	12 Months Ended
	Dec. 19, 2023 EUR (€) option	Jul. 11, 2023 EUR (€)	May 15, 2023 EUR (€)	May 15, 2023 USD ($)	Apr. 03, 2023 EUR (€)	Apr. 03, 2023 USD ($)	Jan. 25, 2023 EUR (€)	Jan. 25, 2023 USD ($)	Sep. 09, 2022 EUR (€)	Aug. 02, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jan. 05, 2021 EUR (€)	Dec. 07, 2020 USD ($)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 EUR (€) option	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 EUR (€) option	Oct. 31, 2018 USD ($) option	Jun. 30, 2022 EUR (€)	Dec. 31, 2023 EUR (€) option	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements																										€ 51,901	€ 49,580		€ 12,112	[1]
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements											€ 13,400	$ 14,000
Initial payment | $																															$ 250,000
Exercise of option | $																						$ 100,000
Revenue from favorable cumulative adjustment																																€ 38,321
Milestone payment received											47,700	50,000		$ 50,000				$ 50,000		$ 50,000
2015 monalizumab agreement, with AstraZeneca | Collaboration liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions											34,300	36,000														0	37,564		4,262
2015 monalizumab agreement, with AstraZeneca | Deferred revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received																											47,687
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements																										0	4,677		0
Milestone payment received										$ 5,000							$ 5,000				$ 5,000						4,700	$ 5,000
Advance received																											5,000
Agreement related to additional preclinical molecules with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements											€ 17,400	$ 20,000
Advance received																							€ 17,400	$ 20,000
Number of exclusive options granted | option																							4	4
IPH6101 agreement, with Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements																										€ 2,000	€ 4,000		€ 3,000
Milestone payment received									€ 3,000						€ 2,000
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received	€ 15,000	€ 2,000											€ 7,000						€ 3,000						€ 3,000
Advance received							€ 31,800
Advance received - exclusive license							€ 18,500									€ 13,300
Advance received - research work																€ 1,700
Number of options excercised for licenses | option	1
Number of exclusive options granted | option	2															2										2
Milestone payment received - option exercised | $								$ 13,300
Agreements with Genzyme for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received																€ 25,000
Advance received																25,000
Advance received - exclusive license																18,500
Advance received - research work																1,500
Advance received - additional targets																5
Milestone payment received - option exercised																€ 15,000
Agreement with Takeda on research of Antibody Drug Conjugates (ADC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Initial payment					€ 4,600	$ 5,000
Advance received			€ 4,600	$ 5,000		$ 5,000
Agreement with Takeda on research of Antibody Drug Conjugates (ADC) | Collaboration liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions																										€ 8,200

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.